Share-Based Payment (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 $ / shares
Share-Based Payment (Details) [Line Items]
Conversion ratio share options	4.82
Fee (in Dollars) | $	$ 1,000,000
Percentage of cash	50.00%
Percentage of cash to exchange ordinary shares	50.00%
Issued at per share (in Dollars per share)	$ 9.28
Share options outstanding (in Dollars per share)	$ 11.66
Range of exercise prices (in Dollars per share)		$ 11.66
Weighted-average remaining contractual period	1 year 6 months	3 years 21 days
Share-Based Payment [Member] | Options [Member]
Share-Based Payment (Details) [Line Items]
Conversion ratio share options	4.82